Financial Risk Management - Summary of Undiscounted Contracted Maturities of Financial Liabilities (Details) - Liquidity Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 464,284	$ 432,057
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS, Lease liabilities	31,452	31,096
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS, Trade and other payables	66,277	99,641
Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	539,883	516,077
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS, Lease liabilities	45,268	46,998
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS, Trade and other payables	66,277	99,641
Less Than 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	102,957	129,996
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS, Lease liabilities	8,474	5,546
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS, Trade and other payables	66,277	99,641
1—2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	343,981	32,323
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS, Lease liabilities	7,788	7,633
2—5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	79,694	337,456
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS, Lease liabilities	15,755	$ 17,518
Due in More than 5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	13,251
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS, Lease liabilities	$ 13,251
Unsecured Loan
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE	10.55%	10.55%
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY	2024	2024
Unsecured Loan | Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 15,508	$ 14,242
Unsecured Loan | Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	18,649	15,041
Unsecured Loan | Less Than 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	360	285
Unsecured Loan | 1—2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 18,289	285
Unsecured Loan | 2—5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 14,471
2021 Senior Secured Loan
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE	11.48%	10.02%
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY	2024	2024
2021 Senior Secured Loan | Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 296,553	$ 286,815
2021 Senior Secured Loan | Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	338,800	354,133
2021 Senior Secured Loan | Less Than 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	24,333	24,333
2021 Senior Secured Loan | 1—2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 314,467	24,333
2021 Senior Secured Loan | 2—5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 305,467
2022 Convertible Notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE	6.90%
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY	2027
2022 Convertible Notes | Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 54,418
2022 Convertible Notes | Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	70,813
2022 Convertible Notes | Less Than 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	3,437
2022 Convertible Notes | 1—2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	3,437
2022 Convertible Notes | 2—5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 63,939
Instrument Financing Loans
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY	2023
Instrument Financing Loans | Minimum
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE	1.70%	1.70%
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY		2022
Instrument Financing Loans | Maximum
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE	2.60%	2.60%
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY		2023
Instrument Financing Loans | Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 76	$ 263
Instrument Financing Loans | Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	76	263
Instrument Financing Loans | Less Than 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 76	191
Instrument Financing Loans | 1—2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 72